Loans from the Argentine Central Bank and Other Financial Institutions - Summary of Loans from the Argentina Central Bank and Other Financial Institutions (Detail) - ARS ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Total	$ 37,438,244	$ 46,186,834
Argentine Central Bank Financing
Disclosure of detailed information about borrowings [line items]
Total	98,832	82,448
Correspondents
Disclosure of detailed information about borrowings [line items]
Total	1,933,464	6,756,918
Financing from Local Financial Institutions
Disclosure of detailed information about borrowings [line items]
Total	29,984,607	33,336,630
Financing from Foreign Financial Institutions
Disclosure of detailed information about borrowings [line items]
Total	3,650,058	673,505
Financing from International Financial Institutions
Disclosure of detailed information about borrowings [line items]
Total	$ 1,771,283	$ 5,337,333